STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Australia - 2.4%
CSL Ltd.	120,000		23,925,632
Canada - 5.0%
Alimentation Couche-Tard, Inc.	575,400		26,992,564
Canadian National Railway Co.	205,100		23,359,905
			50,352,469
Denmark - 3.9%
Novo Nordisk A/S, Cl. B	273,100		38,661,402
Finland - 1.1%
Kone OYJ, Cl. B	221,120		11,495,134
France - 5.7%
L'Oreal SA	66,000		26,185,056
LVMH SE	37,200		31,044,341
			57,229,397
Hong Kong - 2.7%
AIA Group Ltd.	2,564,600	[a]	27,199,907
Ireland - 2.2%
Experian PLC	662,200		22,342,590
Japan - 6.8%
Keyence Corp.	69,028		29,856,112
Shin-Etsu Chemical Co., Ltd.	164,200		23,094,488
SMC Corp.	29,600		15,022,291
			67,972,891
Spain - 1.5%
Industria de Diseno Textil SA	481,600	[a]	14,818,106
Switzerland - 4.0%
Nestle SA	172,800		19,462,360
Roche Holding AG	71,600		20,662,399
			40,124,759
Taiwan - 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	341,700		29,751,819
United Kingdom - 6.6%
Compass Group PLC	1,090,000		25,173,245
Linde PLC	83,800		29,193,406
Prudential PLC	759,900	[a]	11,603,810
			65,970,461
United States - 53.7%
Adobe, Inc.	71,600	[a]	23,194,820
Alphabet, Inc., Cl. C	285,940	[a]	25,820,382
Amphenol Corp., Cl. A	388,400		30,108,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
United States - 53.7% (continued)
Automatic Data Processing, Inc.		107,500		23,630,650
Booking Holdings, Inc.		9,460	[a]	23,877,040
Cisco Systems, Inc.		393,100		19,033,902
Cognex Corp.		173,200		8,213,144
Cognizant Technology Solutions Corp., Cl. A		257,800		16,146,014
Costco Wholesale Corp.		21,400		10,361,452
Edwards Lifesciences Corp.		284,100	[a]	22,853,004
Fastenal Co.		450,700		23,238,092
Fortinet, Inc.		320,400	[a]	19,044,576
Illumina, Inc.		50,500	[a]	10,059,600
Intuitive Surgical, Inc.		96,600	[a]	22,159,074
IPG Photonics Corp.		78,700	[a]	9,698,988
Mastercard, Inc., Cl. A		92,600		32,899,854
Microsoft Corp.		144,900		36,140,958
NIKE, Inc., Cl. B		211,200		25,088,448
Old Dominion Freight Line, Inc.		35,100		11,908,026
O'Reilly Automotive, Inc.		12,500	[a]	10,376,250
Paychex, Inc.		148,100		16,350,240
Stryker Corp.		72,700		19,111,376
Texas Instruments, Inc.		163,600		28,049,220
The TJX Companies, Inc.		285,400		21,861,640
The Walt Disney Company		143,100	[a]	14,254,191
Waters Corp.		63,100	[a]	19,617,159
West Pharmaceutical Services, Inc.		43,700		13,854,211
				536,951,079
Total Common Stocks (cost $435,061,076)				986,795,646
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $10,873,588)	4.65	10,873,588	[b]	10,873,588
Total Investments (cost $445,934,664)		99.7%		997,669,234
Cash and Receivables (Net)		.3%		2,683,594
Net Assets		100.0%		1,000,352,828

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 28, 2023 (Unaudited)

The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	986,795,646	-	-	986,795,646
Investment Companies	10,873,588	-	-	10,873,588

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2023, accumulated net unrealized appreciation on investments was $551,734,570, consisting of $566,211,770 gross unrealized appreciation and $14,477,200 gross unrealized depreciation.

At February 28, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.